Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Smart farming
Total	$ 3,413,062	$ 3,289,862	$ 2,100,819
Recognized at point of time [Member]
Smart farming
Revenue	2,066,128	2,736,728	1,692,697
Recognized over time [Member]
Smart farming
Revenue
Construction services [Member]
Smart farming
Revenue	756,904	497,884	136,047
Consulting Services [Member]
Smart farming
Revenue	400,630
FaaS Services [Member]
Smart farming
Revenue	189,400	55,250	9,207
Ginseng sales - recognized point in time [Member]
Smart farming
Revenue			40,596
Ginseng product consulting services – recognized over time [Member]
Smart farming
Revenue			$ 222,272